Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Effective Income Tax Rate

The effective tax rate of the provision for income taxes differs from the federal statutory rate as follows:

	Year Ended December 31,
	2015	2014	2013
Federal statutory income tax rate	34.00%	34.00%	34.00%
State income taxes, net of federal benefit	6.11	6.14	6.24
Federal and state tax credits	2.54	4.30	5.83
Change in valuation allowance	(42.14)	(44.19)	(43.48)
Stock-based compensation	(0.49)	(0.23)	(2.54)
Other, net	(0.02)	(0.02)	(0.05)

	—%	—%	—%

Components of Deferred Tax Assets and Liabilities

The components of the deferred tax assets and liabilities are as follows:

	2015	2014
Deferred tax assets:
Net operating loss carryforwards	$9,030,000	$4,871,000
Tax credits	1,133,000	426,000
Depreciation and amortization	920,000	990,000
Accruals and reserves	835,000	17,000

Gross deferred tax assets	11,918,000	6,304,000
Valuation allowance	(11,918,000)	(6,304,000)

Net deferred tax assets	$—	$—

Schedule of Unrecognized Tax Benefits Roll Forward

A reconciliation of the Company’s unrecognized tax benefits for the years ended December 31, 2015, 2014 and 2013 is as follows:

	Year Ended December 31,
	2015	2014	2013
Balance at beginning of year	$99,000	$97,000	$95,000
Additions based on tax positions related to current year	259,000	2,000	2,000
Additions based on tax positions related to prior year	46,000	—	—

Balance at end of year	$404,000	$99,000	$97,000